Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Dec. 02, 2020	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000093602
Account Value [Line Items]
Line Graph and Table Measure Name			Appleseed Fund - Institutional Class
Account Value		$ 160,933	$ 100,000	$ 133,601	$ 131,998	$ 160,955	$ 110,358	$ 116,414	$ 116,745	$ 109,262	$ 100,618	$ 91,320
C000040026
Account Value [Line Items]
Line Graph and Table Measure Name			Appleseed Fund - Investor Class
Account Value		$ 15,787	$ 10,000	13,132	12,994	15,875	10,906	11,525	11,576	10,851	10,013	9,110
C000222954
Account Value [Line Items]
Line Graph and Table Measure Name		Ballast Small/Mid Cap ETF
Account Value	$ 10,000	$ 15,783		13,932	11,630	14,288
C000007552
Account Value [Line Items]
Line Graph and Table Measure Name			Channel Short Duration Income Fund
Account Value		13,692	$ 10,000	12,253	11,248	12,397	11,925	11,258	10,426	10,549	10,545	10,161
Morningstar Global Markets NR USD
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Markets NR USD
Account Value		240,729	$ 100,000	183,865	152,777	193,904	151,168	138,004	136,964	124,864	105,313	93,957
Morningstar Global Markets NR USD
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Markets NR USD
Account Value		24,073	$ 10,000	18,387	15,278	19,390	15,117	13,800	13,696	12,486	10,531	9,396
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	16,654		12,214	10,043	11,881
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		12,004	$ 10,000	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		350,980	$ 100,000	257,408	211,654	250,396	192,605	167,266	160,441	136,070	114,721	99,385
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Account Value		261,136	$ 100,000	197,193	161,695	201,195	156,182	141,460	138,921	124,887	105,688	94,909
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Account Value		26,114	$ 10,000	19,719	16,169	20,119	15,618	14,146	13,892	12,489	10,569	9,491
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	15,076		11,910	10,696	12,636
Bloomberg U.S. Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value		12,147	$ 10,000	11,099	10,859	12,085	12,133	11,412	10,551	10,653	10,629	10,268
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value		$ 11,924	$ 10,000	$ 11,030	$ 10,749	$ 11,595	$ 11,586	$ 11,046	$ 10,420	$ 10,460	$ 10,407	$ 10,197